SUPPLEMENTARY CASH FLOW INFORMATION - Changes in non-cash operating working capital (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SUPPLEMENTARY CASH FLOW INFORMATION
Receivables	$ (61,582)	$ 29,584
Deposits and prepayments	(18,642)	104,544
Accounts payable and accrued liabilities	(114,466)	(9,152)
Due to a related party	104,495	40,304
Total	$ (90,195)	$ 165,280